CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 1,499,978	$ (352,885)	$ (1,100,581)	$ 274,559
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares			25,000	0
Income from investments held in Trust Account	(2,797,302)	(6,781)	(12,561)	(2,936,654)
Changes in operating assets and liabilities:
Prepaid expenses	159,375	169,110	(1,121,860)	839,360
Accounts payable	53,874	33,009	87,097	200,431
Accrued expenses	766,454	83,902	142,704	1,396,991
Net cash used in operating activities	(317,621)	(73,645)	(1,980,201)	(225,313)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(275,000,000)	0
Net cash used in investing activities			(275,000,000)	0
Cash Flows from Financing Activities:
Repayment of note payable to related party			(108,892)	0
Proceeds from note payable to related party			108,892	0
Proceeds received from private placement			9,070,000	0
Proceeds received from initial public offering, gross			275,000,000	0
Offering costs paid			(6,351,813)	(70,000)
Net cash provided by financing activities			277,718,187	(70,000)
Net change in cash	(317,621)	(73,645)	737,986	(295,313)
Cash - beginning of the period	442,673	737,986	0	737,986
Cash - end of the period	125,052	664,341	737,986	442,673
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses			70,000	0
Deferred underwriting commissions in connection with the initial public offering			9,625,000	0
Extinguishment of deferred underwriting commissions allocated to Public Shares	$ 3,609,375	$ 0	$ 0	$ 6,015,625